Capital Requirements and Restriction on Retained Earnings	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Capital Requirements and Restriction on Retained Earnings

NOTE 19 - CAPITAL REQUIREMENTS AND RESTRICTION ON RETAINED EARNINGS

The Company and Civista (“Companies”) are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory-and possibly additional discretionary-actions by regulators that, if undertaken, could have a direct material effect on the Companies’ financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Companies must meet specific capital guidelines that involve quantitative measures of the Companies’ assets, liabilities, and certain off-balance-sheet items as calculated under U.S. GAAP, regulatory reporting requirements, and regulatory capital standards. The Companies’ capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factor.

Quantitative measures established by regulatory capital standards to ensure capital adequacy require the Companies to maintain minimum amounts and ratios (set forth in the following table) of total and Tier 1 capital to risk-weighted assets, common equity Tier 1 capital to total risk-weighted assets, and of Tier 1 capital to average assets. Management believes, as of December 31, 2016, that the Companies met all capital adequacy requirements to which they were subject.

As of December 31, 2016, and December 31, 2015, the most recent notification from the Federal Reserve Bank categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Companies must maintain minimum total risk-based capital, Tier 1 risk-based capital, common equity Tier 1 risk-based capital, and Tier 1 leverage ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the institution’s category.

The Company’s and Civista’s actual capital levels and minimum required capital levels at December 31, 2016 and 2015 were as follows:

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2016
Total Risk Based Capital
Consolidated	$155,145	14.2%	$87,436	8.0%	n/a	n/a
Civista	145,270	13.3	87,334	8.0	$109,168	10.0%
Tier I Risk Based Capital
Consolidated	141,840	13.0	65,577	6.0	n/a	n/a
Civista	131,391	12.0	65,501	6.0	87,334	8.0
CET1 Risk Based Capital
Consolidated	93,463	8.6	49,183	4.5	n/a	n/a
Civista	120,465	11.0	49,126	4.5	70,959	6.5
Leverage
Consolidated	141,840	10.6	53,774	4.0	n/a	n/a
Civista	131,391	9.8	53,717	4.0	67,146	5.0
2015
Total Risk Based Capital
Consolidated	$140,088	14.0%	$80,050	8.0%	n/a	n/a
Civista	126,795	12.7	79,871	8.0	$99,839	10.0%
Tier I Risk Based Capital
Consolidated	127,519	12.7	60,245	6.0	n/a	n/a
Civista	113,883	11.4	59,938	6.0	79,918	8.0
CET1 Risk Based Capital
Consolidated	75,819	7.6	44,893	4.5	n/a	n/a
Civista	102,755	10.1	45,782	4.5	66,129	6.5
Leverage
Consolidated	127,519	10.0	51,008	4.0	n/a	n/a
Civista	113,883	8.9	51,183	4.0	63,979	5.0

The Company’s primary source of funds for paying dividends to its shareholders and for operating expense is the cash accumulated from dividends received from Civista. Payment of dividends by Civista to the Company is subject to restrictions by Civista’s regulatory agencies. These restrictions generally limit dividends to the current and prior two years retained earnings as defined by the regulations. In addition, dividends may not reduce capital levels below minimum regulatory requirements. At December 31, 2016, Civista had $23,289 net profits available to pay dividends to CBI.